RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans	The amounts recognised in the balance sheet were as follows:

	Group
	2024	2023
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	439	723
Funded defined benefit pension scheme - deficit	—	(41)
Unfunded pension and post-retirement medical benefits	(23)	(25)
Total net assets	416	657

Disclosure of Total Defined Benefit Plan Amount Charged to the Income Statement	The total amount (credited) / charged to the income statement was as follows:

			Group
	2024	2023	2022
	£m	£m	£m
Net interest income	(34)	(54)	(31)
Current service cost	13	13	30
Past service and GMP costs	—	1	—
Administration costs	9	7	9
	(12)	(33)	8

Summary of Amounts Recognised in Other Comprehensive Income	The amounts recognised in other comprehensive income were as follows:

			Group
	2024	2023	2022
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	1,217	352	5,531
Actuarial gains arising from changes in demographic assumptions	(113)	(51)	(122)
Actuarial losses arising from experience adjustments	84	91	481
Actuarial (gains)/losses arising from changes in financial assumptions	(786)	206	(5,167)
	402	598	723

Disclosure of Movements in the Present Value of Defined Benefit Obligations	Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2024	2023
	£m	£m
At 1 January	(8,201)	(7,937)
Current service cost paid by Santander UK plc	(13)	(13)
Interest cost	(371)	(379)
Employer salary sacrifice contributions	(4)	(1)
Past service cost	—	(1)
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	113	51
– Experience adjustments	(84)	(91)
– Changes in financial assumptions	786	(206)
Benefits paid	394	372
Derecognition of pension scheme liabilities arising from the wind up of the offshore scheme	—	4
At 31 December	(7,380)	(8,201)

Disclosure of Movements in Fair Value of Schemes' Assets	Movements in the fair value of the schemes’ assets were as follows:

	Group
	2024	2023
	£m	£m
At 1 January	8,858	8,963
Interest income	405	433
Contributions paid by employer and scheme members	153	197
Administration costs paid	(9)	(7)
Return on plan assets (excluding amounts included in net interest expense)	(1,217)	(352)
Benefits paid	(394)	(372)
Derecognition of pension scheme assets arising from the wind up of the offshore scheme	—	(4)
At 31 December	7,796	8,858

Disclosure of Fair Value of Plan Assets	The composition and fair value of the schemes’ assets by category was:

							Group
	Quoted prices in active markets		Prices not quoted in active markets		Total		Valuation
2024	£m	%	£m	%	£m	%	technique
Overseas equities	—	—	776	10	776	10	A,C
Corporate bonds	2,511	33	186	2	2,697	35	A,C
Government fixed interest bonds	1,348	17	—	—	1,348	17	A
Government index-linked bonds	4,444	58	—	—	4,444	58	A
Property	—	—	1,073	14	1,073	14	B
Derivatives	—	—	(18)	—	(18)	—	A
Cash	—	—	341	4	341	4	A
Repurchase agreements(1)	—	—	(3,328)	(43)	(3,328)	(43)	A
Infrastructure	—	—	112	1	112	1	B,C
Annuities	—	—	267	3	267	3	D
Longevity swap	—	—	(83)	(1)	(83)	(1)	D
Other	—	—	167	2	167	2	C
	8,303	108	(507)	(8)	7,796	100
2023
Overseas equities	—	—	980	11	980	11	A,C
Corporate bonds	2,284	26	242	3	2,526	29	A,C
Government fixed interest bonds	1,618	18	—	—	1,618	18	A
Government index-linked bonds	4,422	50	—	—	4,422	50	A
Property	—	—	1,080	12	1,080	12	B
Derivatives	—	—	(2)	—	(2)	—	A
Cash	—	—	586	7	586	7	A
Repurchase agreements(1)	—	—	(3,062)	(35)	(3,062)	(35)	A
Infrastructure	—	—	408	5	408	5	B,C
Annuities	—	—	293	3	293	3	D
Longevity swap	—	—	(16)	—	(16)	—	D
Other	—	—	25	—	25	—	C
	8,324	94	534	6	8,858	100
(1)Sale and repurchase agreements net of purchase and resale agreements.

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes	The principal actuarial assumptions used for the Scheme were:

	Group
	2024	2023	2022
	%	%	%
To determine benefit obligations(1):
– Discount rate for scheme liabilities	5.5	4.6	4.9
– General price inflation	3.1	3.0	3.1
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	3.0	3.0	3.0

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	26.9	27.0	27.4
– Females	29.8	29.8	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.5	28.6	28.9
– Females	31.3	31.3	31.6
(1)The discount rate and inflation related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.

Summary of Actuarial Assumption Sensitivities	The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Group
		(Decrease)/increase
		2024	2023
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	50bps increase	(413)	(507)
General price inflation	50bps increase	316	385
Mortality	Each additional year of longevity assumed	190	223

Disclosure of Defined Benefit Plan Expected Future Benefit Payments	The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2025	478
2026	405
2027	424
2028	444
2029	463
Five years ending 2034	2,438